Prospectus

July 31, 2007

ROGÉ PARTNERS FUNDS:

Rogé Select Opportunities Fund

1-888-800-ROGE

Investment Adviser:

R.W. Rogé & Company, Inc.

630 Johnson Avenue, Suite 103

Bohemia, New York 11716

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete.  It is a criminal offense to suggest otherwise.

Rogé Select Opportunities Fund

Table of Contents

Prospectus – July 31, 2007

Risk Return Summary
Investment Objective
Principal Investment Strategies
Selling Strategy
Principal Risks
Performance Information
Principal Risks of Investing in the Fund
Additional Information
Portfolio Holdings
Fees and Expenses
Example
Management of the Fund
Investment Adviser
Portfolio Managers
Valuation of Fund Shares
Anti-Money Laundering and Customer Identification Program
Frequent Purchases and Redemptions of Fund Shares
Your Account
Types of Account Ownership
Tax-Deferred Accounts
Minimum Investments
Timing of Requests
Receipt of Orders
Methods of Buying
Selling Shares
Transactions Through www. rogepartnersfunds.com
Payment of Redemption Proceeds
Medallion Signature Guarantees
Corporate, Trust and Other Accounts
Transfer of Ownership
General Transaction Policies
Distribution of Fund Shares
Distributor
Distributions
Federal Tax Considerations
Taxes on Distributions
Avoid “Buying a Dividend”
Backup Withholding
Privacy Policy
For More Information
Statement of Additional Information
Annual and Semi-Annual Report
Other Service Providers

Risk/Return Summary

The Rogé Select Opportunities Fund (“the Fund”) is an open-end management investment company and a series of Rogé Partners Funds, a Delaware business Trust (the “Trust”).  For purposes of the Investment Company Act of 1940, the Fund is non-diversified.  The Fund is advised by R.W. Rogé & Company, Inc., a registered investment adviser (the “Adviser”).

Investment Objective

The investment objective of the Fund is to seek total return.  The Fund pursues its investment objective by investing in U.S. and foreign equity securities. The Fund’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

Principal Investment Strategies

The principal investment strategy of the Fund is to invest in i) U.S. and foreign equity securities including American Depositary Receipts (“ADRs”) across the market cap spectrum; ii) closed-end and open-end investment companies; and iii) distressed debt.  Equity securities include, but are not limited to, common and preferred stock, and convertible securities. The Fund may purchase ADRs through sponsored or unsponsored facilities. The Fund expects to invest substantially all of its assets and may make direct investments of up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt, some of which may be issued by countries with emerging markets.

The Adviser uses proprietary research called the ResearchEdge® process to seek out the best investment opportunities.  ResearchEdge® is a registered service mark owned by the Adviser.  This unique ResearchEdge® process is the framework within which the Adviser assesses, selects and monitors all securities in the portfolios that the Adviser manages.  More specifically, the Adviser seeks out Valuation Anomaliessm, or securities that are temporarily undervalued compared to their estimated true economic worth.  Valuation Anomaliessm is a service mark of the Adviser. The proportion of Fund assets invested in U.S. or foreign securities may vary depending on a number of factors, including investment strategies, market conditions and outlook for the global economy.  Weightings are then assigned to the individual companies based on our perceived risk and return for that company.

The Fund has a long-term investment strategy.  The average holding period for a Fund investment is expected to be in the four-to-six-year range.  The Fund will invest in individual companies (initially, approximately 15-30 companies).  Portfolio turnover is expected to be relatively low (approximately 20%) but may be affected by the Fund’s risk-adjustment and tax-loss selling strategies. The Select Opportunities Fund will not invest more than 25% of its net assets in a single industry and no more than 25% in any individual security.

In addition, the Fund may invest up to 15% of its assets in illiquid securities, which such illiquid securities may include, but are not limited to, limited partnerships and hedge funds, which may provide the Fund with exposure to investments in the form of IPOs and warrants. The Fund may use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to manage interest rate risk, currency risk, to increase returns, or as part of a hedging strategy, but the Fund will limit its derivatives use to no more than 5% of the Fund’s net assets. The Fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

The Fund will invest primarily in equity securities of U.S. and foreign companies without regard to market capitalization.

The Fund seeks to invest in growing companies that are determined by the Adviser to be temporarily undervalued against their true economic worth.  The Fund will invest in domestic and foreign equities.  When screening for Valuation Anomaliessm within individual securities, the Adviser looks for a number of attributes including: core earnings growth, increasing dividend payments, increasing profit margins, reasonable valuations, strong free cash-flow and stock buybacks.  These companies are then evaluated historically to better understand why they are trading at a discount, based on one of five intrinsic valuation methods (current price to net-asset-value (“NAV”), dividend discount method, earnings power value, private market value,  and relative valuation comparisons) to its current price.  If a company is trading at a discount to the Adviser’s calculated intrinsic value, the Adviser will draw on our qualitative research.  The Adviser will subsequently purchase shares of a company if it determines that the long-term prospects of the company have not tarnished.  Additionally, the Adviser looks for companies with a unique market position, a solid management team, and an understandable business model. Debt securities and other indebtedness, including loan participations, are generally selected based on the Adviser’s analysis of the security’s intrinsic value rather than the coupon rate or rating of the security.

The Fund, to a lesser extent, may invest in domestic and foreign distressed debt. This strategy typically involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Services (Moody’s). The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds.” The Fund will invest in debt securities based on their overall potential for total return.  Such debt securities will have varying maturity dates.

The Adviser may keep a portion, which may be significant at times, of the Fund’s assets in cash or cash equivalents or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund’s investment criteria exist or that it may otherwise be necessary to maintain liquidity. In these circumstances, the Fund may be unable to pursue its investment goals.

The Fund may take advantage of other investment practices and invest in new types of securities and financial instruments that are not currently contemplated for use by the Fund, or are not available but may be developed, to the extent such investment practices, securities and financial instruments are consistent with the Fund’s investment objective and legally permissible for investment by the Fund. Such investment practices, may involve risks that exceed those involved in the activities described above.

Selling Strategy

The Fund will reevaluate a portfolio company once a price target is met. If, upon reevaluation, the portfolio company’s stock trades at a premium to the Adviser’s own intrinsic estimates, the stock becomes a candidate for sale. The Adviser sets a time horizon of approximately 4-6 years for a business’s stock price to reach its target. Factors that may negatively affect the price targets are: management change, increased competition, poor capital allocation, change in business model and mergers and acquisitions. The Adviser may also sell a security if the Adviser finds a better investment opportunity or for tax-loss selling purposes.

Principal Risks

Some of the principal risks that the Fund is exposed to are foreign exposure risk, stock market volatility, credit risk and investment management risk.  The Fund will be subject to several risks associated with foreign securities and foreign markets, including, but not limited to, currency risk (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability or the movement of assets), different trading practices, less government supervision and less publicly available information. The Fund also will be subject to the volatility of the domestic stock market and the risk that the price of a security will rise or fall due to changing economic, political or market conditions.

Distressed debt involves the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The debt securities which the Fund may purchase may be unrated or rated in the medium to lowest rating categories by S&P and Moody’s, some of which may be so-called “junk bonds.”  Junk bonds are subject to Credit Risk, where the issuer of a debt security will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations.  If the issuer fails to pay interest, the  Fund’s income will be reduced.  If the issuer fails to repay principal, the value of that security and of the Fund’s shares may be reduced.

Investment management risk is the risk that the investment advisers of the underlying closed-end funds may make investment decisions that are detrimental to the performance of the Fund.

Due to the Fund’s investment strategies, the Fund is exposed to other risks as well.

Please refer to the sections below entitled: “Principal Risks of Investment” and “Fees and Expenses” for important Fund-specific information that you should consider before investing.

Performance Information:  Because the Fund only recently commenced operations, performance information is not yet available for the Fund.

Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its objective, there is no assurance that it will.  The principal risks of investment in the Fund are market risk, foreign risk, economic risk, redemption risk, liquidity risk, and investment management risk.

The Fund is subject to the following Principal Risks as indicated below:

•

Operating History:  The Fund was recently formed and has no operating history.  Newly formed registered investment companies are subject to significantly increased costs as a result of federal securities laws and as such, there can be no guarantee that the Fund will be able to achieve its investment objective.

•

Stock Market Volatility:  Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors.  Consequently, the value of your investment in the Fund will go up and down, which means that you could lose money.

•

Issuer-Specific Changes:  The value of a specific security or an Underlying Fund can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than that of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's products or services.

•

Growth Stock Risk:  Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

•

Value Stock Risk:  Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

•

Small Company Risk: Small companies carry additional risks because their earning and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the Fund's ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the Fund's investments will rise and fall based on investor perception rather than economic factors. Other investments, including special situations, are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.

•

Investment Management Risk:  When the Fund invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.

•

Underlying Fund Strategies:  When the Fund invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds.  Short sales are speculative investments and will cause the Fund to lose money if the value of a security sold short by the Fund, or an Underlying Fund in which the Fund invests, does not go down as the Adviser expects.

•

Shares of Other Investment Companies Risk:  The Fund may invest in shares of other mutual funds as a means to pursue its investment objectives.  As a result of this policy, your cost of investing in the Fund may be substantially higher than the cost of investing directly in Underlying Fund shares.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  In addition, certain prohibitions on the acquisition of mutual fund shares by the Fund may prevent the Fund from allocating its investments in the manner the Adviser considers optimal. The Fund intends to purchase Underlying Funds that are either no-load or waive the sales load for purchases made by the Fund.  The Fund will not purchase Underlying Funds that charge a sales load upon redemption, but the Fund may purchase Underlying Funds that have an early redemption fee similar to the Fund’s.  In the event that an Underlying Fund charges a redemption fee, then you will indirectly bear the expense by investing in the Fund.

•

Non-Diversification Risks: The Fund is non-diversified under the Investment Company Act. As a result, each holding will have a greater impact on the Fund’s total return, and the Fund’s share value could fluctuate more than if more securities were held in the portfolios.

•

Illiquid Securities Risk:  The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective.  The Fund may take relatively large ownership positions in some companies that the Adviser deems particularly qualified. The Fund may own more than 5% of a company’s equity securities and may own up to 15% of some companies. Limited partnerships, private offerings of non-publicly distributed hedge funds and IPOs and Warrants are examples of illiquid securities in which the Fund may invest.  Depending on market conditions and trading volume, disposing of such holdings could be more difficult than if the Fund owned a smaller amount. Because selling a large position may take longer, the Fund may be more susceptible to price fluctuations.  The Fund has specific securities valuation procedures in place to fair value illiquid securities.

•

IPO Risk: The Fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Fund's asset base increases, IPOs often have a diminished effect on the Fund's performance.

•

Foreign Exposure: Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition to the foreign risk we are exposed to through our direct investments, some of the Underlying Funds may have a greater exposure to foreign risk through their direct investments which would further expose the Fund to this risk.  Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.  These risks can increase the potential for losses in the Fund and affect its share price.

•

Currency Exchange Rates: Foreign securities may be issued and traded in foreign currencies.  As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of counties other than the U.S.  For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

•

Political and Economic Developments: The political, economic and social structures of some foreign countries in which the Fund invests may be less stable and more volatile than those in the U.S.  Investments in these countries may be subject to the risk of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases.  It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets.  Some countries also may have different legal systems that my make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to their foreign investments, Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries, These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund’s investments.

•

Trading Practices: Brokerage commissions and other fees may be higher for foreign securities.  Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.  The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments.

•

Availability of Information: Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies.  Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

•

Limited Markets: Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities.  This means that the Fund may at times be unable to sell foreign securities at favorable prices.

•

Emerging Markets: The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets.  For example, political and economic structures in these countries may be less established and may change rapidly.  These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility.  In fact, short-term volatility in these markets and declines of 50% or more are not uncommon.  Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

•

ADR Risk:  ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

•

Risk Arbitrage Securities and Distressed Companies:  A merger or other restructuring or tender or exchange offer proposed at the time the Fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund.  Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default.  Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

•

Credit Risk:  This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations.  The degree of risk for a particular security maybe reflected in its credit rating.  Credit risk is greater for lower-rated securities.  These debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative credit risk.

The Fund may be subject to greater credit risk because it invests in debt securities issued in connection with corporate restructurings by highly leveraged issuers and in debt securities that are not current in the payment of interest or principal or are in default.  The Fund invests in foreign securities and as a such is also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt obligations, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

•

Lower-Rated and Unrated Debt Securities:  Securities rated below investment grade, sometimes called “junk bonds,” and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated securities.  They also may fluctuate more in price, and are less liquid than higher-rated securities.  Their prices are especially sensitive to developments affecting the company’s business and to ratings changes, and typically rise and fall in response to factors that affect the company’s stock prices.  Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates.  The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds.

•

Loan Participations:  In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation.  As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation.  In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.  Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation, but even under such a structure, in the event of the lender’s insolvency, the lender’s servicing of the participation may be delayed and assignability of the participation impaired.

•

Interest Rate Risk:  This is the risk that changes in interest rates will affect the value of the Fund’s investments in debt securities, such as bonds, notes and asset-backed securities, or other income-producing securities.  Debt securities are obligations of the issuer to make payments of principal and/or interest on future dates.  Increases in interest rates may cause the value of the Fund’s investments to decline.  Interest rate risk generally is greater for lower-rated securities or comparable unrated securities.

Interest rate risk is generally greater for debt securities with longer maturities.  The value of these securities is affected more by changes in interest rates because when interest rates rise, the maturities of these types of securities tend to lengthen and the value of the securities decreases more significantly.  In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because the Fund must reinvest its assets in debt securities with lower interest rates.

•

Derivative Securities: The Fund may attempt to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Adviser’s opinion, it would be advantageous to the Fund.  A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future data and at a price set at the time of the contract.  Forward foreign currency exchange contract may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset.  The Fund’s investments in derivatives may involve a small investment relative to the amount of risk assumed.  To the extent the Fund enters into these transactions, its success will depend on the Adviser’s ability to predict market movements, and their use may have the opposite effect of that intended.  Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market became illiquid.

Other Potential Risks for the Fund:

In addition to the principal risks listed above, an investment in the Fund may involve the following additional risks:

•

Leveraging Risk: The use of leverage by the Fund or Underlying Funds, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Fund's gains or losses. During periods in which the Fund is utilizing financial leverage, the fees which are payable to the Adviser as a percentage of the Fund's assets will be higher than if the Fund did not use leverage, because the fees are calculated as a percentage of the Fund's assets, including those purchased with leveraging.

•

Portfolio Turnover Risk: The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance.  The Fund intends to keep portfolio turnover low (generally less than 20%) annually, as conditions permit.

•

Short-Sale Risk: The Fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund.

•

Derivatives Risk: Up to 5% of the Fund’s net assets may be invested in various derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the Fund's other investments.  This 5% is in addition to investments made in forward foreign currency exchange contracts. For additional information regarding the risks associated with investing in derivative securities, please see the Statement of Additional Information.

•

Defensive Strategies:  In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Fund for defensive purposes.  Such a strategy could include investing up to 100% of the Fund’s assets in cash or cash equivalent securities.  If the Adviser does so, it could affect the Fund’s performance and the Fund might not achieve its investment objective.

•

Future Development:  The Fund may take advantage of other investment practices and invest in new types of securities and financial instruments that are not currently contemplated for use by the Fund, or are not available but may be developed, to the extent such investment practices, securities and financial instruments are consistent with the Fund’s investment objective and legally permissible for the Fund.  Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

The Fund’s Statement of Additional Information includes additional information regarding the risks associated with the Fund’s investments.

Additional Information

The Fund’s investment objective and strategies described in this Prospectus are not fundamental investment policies and can be changed by the Board without shareholder approval.  If its investment objective is changed, the Fund will notify shareholders within 60 days before the change becomes effective.  More information about the Fund’s investment policies, as well as its fundamental investment restrictions, is contained in the Statement of Additional Information, which is available upon request without charge.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Fees and Expenses

This following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees are those paid directly from your investment and may include sales loads or redemption fees.  The Fund is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Fund.

Annual fund operating expenses are paid out of the Fund’s assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services.  You do not pay these fees directly but, as the example shows, these costs are borne indirectly by all shareholders.

Shareholder Fees (fees paid directly from your investment)	Rogé Select Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%
Shareholder Servicing Fee	0.25%
Other Expenses (1)	1.48%
Total Annual Fund Operating Expenses	2.73%
Fee Waiver and/or Expense Limitation (2)	0.74%
Net Expenses (2)	1.99%

1.

These expenses, which include custodian, administration, transfer agency, shareholder servicing and other customary fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

2.

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, (other than expenses relating to dividends on securities sold short, extraordinary or non-recurring expenses and expenses relating to Acquired/Underlying Funds), at least until October 31, 2008, such that total annual fund operating expenses do not exceed 1.99% of the average daily net assets of the Fund, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  No Reimbursement Amount will be paid to the Adviser in any fiscal quarter unless the Trust's Board of Trustees has determined in advance that a reimbursement is in the best interest of the Fund and its shareholders.  Please see the section below entitled “Management of the Fund” for a definition of what are considered to be extraordinary or non-recurring expenses.

Example

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, you reinvest all dividends and capital gain distributions and that the Fund’s operating expenses remain the same.

Please note that the Year 1 example and the first year of the Year 3 example below reflect the effect of the adviser’s contractual expense limitation agreement.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR	Rogé Select Opportunities Fund
1	$202
3	$777

Management of the Funds

Investment Adviser

The Trust, on behalf of the Fund, has entered into an investment advisory agreement with R.W. Rogé & Company, Inc. (the “Adviser”), a U.S. Securities and Exchange Commission (“SEC”) registered investment advisory firm organized in 1986.  The Adviser is located at 630 Johnson Avenue, Suite 103, Bohemia, New York 11716.  Mr. Ronald W. Rogé is the sole owner of the Adviser.  As of December 31, 2006, the Adviser managed approximately $241 million in separately-managed accounts for high-net-worth individuals, foundations, and pension plans.  Both Ronald Roge and Steven Rogé, the Fund’s co-Portfolio Managers, are employees of the Adviser.

The Adviser has overall supervisory responsibility for the general management and investment of the Fund and its securities portfolio.  Under the investment advisory agreement, the Adviser manages the Fund’s investments and business affairs, subject to the supervision of the Board of Trustees.

The Fund pays a management fee to the Adviser equal to 1.00% of its average net assets.

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than dividends on securities sold short, extraordinary or non-recurring expenses and acquired fund expenses, at least until October 31, 2008, such that the total annual fund operating expenses do not exceed 1.99%, of the average daily net assets of the the Fund, subject to possible recoupment form the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance.

Under the terms of the expense limitation agreement, the following examples of fees and expenses that would not be considered to be extraordinary or non-recurring include, but are not limited to, taxes, interest, loan commitment fees, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, U.S. Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement is provided in the Fund’s Reports to Shareholders.

Portfolio Managers

Mr. Ronald W. Rogé serves as co-Portfolio Manager for the Fund (since June 2004 for the Rogé Partners Fund), and oversees the day-to-day operations of the Fund.  As co-Portfolio Manager, his responsibilities include, but are not limited to, the research and analysis of both mutual funds and individual companies and to provide strategic oversight of the Fund. Mr. Rogé also serves as Chairman of the Board of Trustees of the Trust and as the Principal Executive Officer of the Fund.

Ronald W. Rogé is a nationally recognized wealth manager.  He is founder, Chairman & CEO of the Adviser, a U.S. Securities and Exchange Commission registered investment advisory firm organized in 1986.  He is a graduate of the College for Financial Planning, Denver, Colorado where he completed the CERTIFIED FINANCIAL PLANNER® Professional Education Program and prepared for the national CFP®  Certification Examination.  Mr. Rogé is certified by The CERTIFIED FINANCIAL PLANNER®’s Board of Standards to use the professional certifications CFP® and CERTIFIED FINANCIAL PLANNER®.  He has been admitted to and listed in the Financial Planning Association’s Registry of CFP® Licensed Practitioners.  Mr. Rogé also is a member of The National Association of Personal Financial Advisors (NAPFA), the national organization of fee-only planners and served on NAPFA’s National Board of Directors from 1993-1996.  Mr. Rogé was elected as a founding trustee of the Jefferson’s Ferry Foundation and appointed to the foundation’s Steering Committee and chairs the foundation’s Investment Committee.  Jefferson’s Ferry is an outstanding lifecare retirement community on Long Island.  In his capacity as Trustee, he assists the Board in making decisions on leadership development and philanthropic planning.  In 2005, he was awarded a citation from the New York State Assembly for his dedicated community involvement.  Mr. Rogé was appointed to the TIAA-CREF Institute’s Financial Advisor Advisory Board in January 2000 and served for three years.

Bloomberg Wealth Manager Magazine selected Ronald Rogé as one of “Bloomberg’s Top Wealth Managers” in its July/August 2005 issue.  Robb Report -- Worth Magazine chose Mr. Rogé as one of the “Nation’s 100 Most Exclusive Wealth Advisors” in October 2004.  Medical Economics Magazine said he is one of “The 150 Best Financial Advisors for Doctors” in November 2004.   Investment Advisor Magazine chose Ron Rogé to head up the list of the “25 Most Influential People in and around the Profession” in the May 2006 issue.  He was selected as one of “America’s Top Financial Planners” by Guide to America’s Top Financial Planners in its October 2006 edition.  Mr. Rogé is frequently quoted by the press and media including, The Wall Street Journal, USA Today, Business Week, Newsday, Money Magazine, Fortune and Smart Money, just to name a few.  Mr. Rogé also has been a guest Personal Finance columnist for ABCNews.com.  He has been a featured Financial Advisor in 5-Star Investor-Morningstar’s Guide to Building a Winning Fund Portfolio, and has appeared on CNN’s “Your Money,”  “CNN Headline News”, and on “CNBC’s Money Club.”   He is often asked to lecture other advisers by major event providers such as Morningstar, Investment Advisor Magazine and World Money Show.  His articles have been published in professional journals and magazines, such as Chiropractic Economics, Journal of Retirement Planning and Investment Advisor Magazine.

Ronald Rogé earned a Bachelor of Science degree from Long Island University and a Master of Science degree in Business Administration from Polytechnic University.  He has an extensive business background as a corporate executive, where he held positions as Pension Plan Administrator, Staff Director of Employee Benefits, and Manager of Financial Planning.

Mr. Steven M. Rogé serves as a Portfolio Manager with the Adviser and as co-Portfolio Manager for the Funds.  As Portfolio Manager, his responsibilities include the research and analysis of mutual funds, limited partnerships, and individual companies.  Steven Rogé is the son of Ronald W. Rogé.

Steven Rogé joined the Adviser in June of 1997 as an intern. In 2003, after graduating from Bryant College with a Bachelor of Science Degree in Economics and Finance, he assumed the full-time position of Portfolio Manager at the firm.  Mr. Rogé served on the Executive Board of the Finance Association at Bryant College and was inducted into Omicron Delta Epsilon, the International Economics Honor Society.  He was recognized for his superior achievement on the Educational Testing Service’s Major Field Test in Business.  He holds the NASD Series 7 Securities License, which he earned during his senior year at Bryant College. Mr. Rogé currently serves on Bryant University’s Student Managed Fund Investment Advisory Board, mentoring Bryant University students in the area of portfolio management and securities analysis.

Steven Rogé is a member of the New York Society of Security Analysts (NYSSA) and is the Vice-Chairman of the NYSSA’s Value Investing Committee.  In addition, he has completed the Chartered Mutual Fund CounselorSM certification program and is a member of the Financial Planning Association (FPA).  Mr. Rogé serves on the Adviser’s Research Team and Investment Management Committee and conducts extensive, hands-on investment research, while continuously refining the Adviser’s proprietary research methodology –the ResearchEdge® methodology.

Steven Rogé is frequently quoted in the press and media.  He appeared in the cover story of the May 2006 issue of Financial Advisor Magazine and has been quoted in BusinessWeek, Dow Jones Newswires, Newsday, TheSteet.com, The Wall Street Journal, Barron’s, Investment News, Financial Advisor, CNBC and MSN Money.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Valuation of Fund Shares

The price at which you purchase and redeem the Fund’s shares is called the Fund’s NAV per share. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. The Fund calculates its NAV once daily as of the close of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time (“Valuation Time”), on days when the Fund is open for business. These are generally the same days that the NYSE is open for trading. The Fund does not calculate NAV on days the NYSE is closed (including national holidays and Good Friday). The price of the shares you purchase or redeem will be the next NAV calculated after your order is received by the Fund’s transfer agent, or other financial intermediary with the authority to take orders on the Fund’s behalf.

The value of the Fund’s total assets is generally based on the market value of the securities that the Fund holds.  Fund portfolio securities, which are traded on a national securities exchange and certain over-the-counter securities, are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used. NASDAQ traded securities are valued using the

NASDAQ official closing price (“NOCP”). Certain short-term securities are valued on the basis of amortized cost. Foreign securities may trade during hours and on days that the NYSE is closed and the Fund’s NAVs are not calculated. Although the Fund’s NAV may be affected, you will not be able to purchase or redeem shares on these days.

If a security does not have a readily available market quotation, the Fund values the security based on fair value, as determined in good faith in accordance with the guidelines established by the Trust’s Board of Trustees (the “Board”). The types of securities for which fair value pricing is required include, but are not limited to:

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Securities for which market quotations are insufficient or not readily available at the Valuation Time on a particular Business Day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

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Securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading;

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Securities determined to be illiquid; and

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Securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV.

Fair value pricing should result in a more accurate determination of the Fund’s NAV, which should eliminate the potential for arbitrage in the Fund. However, valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.  The Adviser makes such determinations under the supervision of the Board, in good faith, in accordance with procedures adopted by the Board.

Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.  There is no assurance that the Fund will obtain the fair value assigned to a security if it were to sell such security while it is fair valued.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Fund’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Fund invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Anti-Money Laundering and Customer Identification Program

The USA Patriot Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Application Form, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  When opening an account for a foreign business, enterprise or non-U.S. person that does not have an identification number, we require alternative government–issued documentation certifying the existence of the person, business or enterprise.

Frequent Purchases and Redemptions of Fund Shares

The Trust’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders and discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of the Fund’s investments, and increase brokerage and administrative costs. The Fund may reject purchase orders or temporarily or permanently revoke exchange privileges if there is reason to believe that an investor is engaging in market timing activities.

It is a violation of policy for an officer or Trustee of the Trust to knowingly facilitate a mutual fund purchase or redemption where the shareholder executing the transaction is engaged in any activity which violates the terms of the Fund’s Prospectus or Statement of Additional Information, and/or is considered not to be in the best interests of the Fund or its other shareholders.

The Fund will apply its policies and procedures uniformly to all Fund shareholders. Although the Fund intends to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so.

Effective October 16, 2007, in accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended, omnibus accounts will be required to provide funds with underlying shareholder information that will allow the funds to monitor frequent purchase and redemption activity.  It is anticipated that this will enhance the Fund’s ability to detect market timers.

Your Account

Types of Account Ownership

You may buy shares of the Fund at the Fund’s NAV next determined after you place your order.  If you are making an initial investment in the Fund, you will need to open an account.  You may establish the following types of accounts:  Individual or Joint Ownership, Custodial, Trust, Corporation, Partnerships or Other Legal Entities.

•

Individual or Joint Ownership. One person owns an individual account while two or more people own a joint account.  We will treat each individual owner of a joint account as authorized to give instructions on purchases, sales and exchanges of shares without notice to the other owners.  However, we will require each owner’s signature guarantee for any transaction requiring a signature guarantee.

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Custodial Accounts. A Custodian maintains a Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) account for the benefit of a minor.  To open an UGMA or UTMA account, you must include the minor’s social security number on the application.

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Trust.  A trust can open an account.  You must include the name of each trustee, the name of the trust and the date of the trust agreement on the application.

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Business Accounts. Corporations, partnerships and other legal entities may also open an account.  A general partner of the partnership or an authorized officer of the corporation or other legal entity must sign the application and resolution form.

Tax-Deferred Accounts

If you are eligible, you may set up one or more tax-deferred accounts.  A tax-deferred account allows you to shelter your investment income and capital gains from current income taxes.  A contribution to certain of these plans also may be tax deductible.  The types of tax-deferred accounts that may be opened are described below.  Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

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Investing for Your Retirement. If you are eligible, you may set up your account under an Individual Retirement Account (IRA) or Roth IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Keogh Account, or other retirement plan.  Your financial consultant can help you determine if you are eligible.  Distributions from these plans may be subject to income tax and to an additional tax if withdrawn prior to age 59 1/2 or used for a non-qualifying spouse.

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Traditional and Roth IRAs. Both IRAs allow most individuals with earned income to contribute annually.

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Simplified Employee Pension Plan (SEP). This plan allows small business owners (including sole proprietors) to make tax-deductible contributions for themselves and any eligible employee(s).  A SEP requires an IRA (a SEP-IRA) to be set up for each SEP participant.

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Profit Sharing or Money Purchase Pension Plan. These plans are open to corporations, partnerships and small business owners (including sole proprietors) to benefit their employees and themselves.

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Section 403(b)(7) Plan. Employees of educational organizations or other qualifying, tax-exempt organizations may be eligible to participate in a Section 403(b)(7) Plan.

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Coverdell Education Savings Account. This plan allows individuals, subject to certain income limitations, to contribute on behalf of any child under the age of 18.  Contributions are also allowed on behalf of children with special needs beyond age 18.  Distributions are generally subject to income tax if not used for qualified education expenses.

Minimum Investments

The minimum initial investment amount for regular accounts of the fund is $5,000, and for tax-deferred accounts is $2,500.  The minimum subsequent investment is $100. A small account fee of $25 will be charged for all non-retirement accounts that have balances less than $2,500.  For employees and relatives of the Adviser, firms distributing shares of the Fund, and the Fund’s service providers and affiliates, the minimum initial investment is $500.  The Fund reserves the right to change the minimum investment requirement.

Timing of Requests

Your price per share will be the NAV next computed after the Fund or its agents receive your request in good order.  All requests received in good order before 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, whichever occurs earlier (the “cut off time”), will be executed at the NAV computed on that same day.  Requests received after the cut off time (except for requests made in accordance with existing laws on behalf of certain retirement accounts and other omnibus accounts (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, Money Purchase Pensions Plans, accounts held under trust agreements at a trust institution, accounts held at a brokerage, or “Fund Supermarkets” such as Charles Schwab, TD Waterhouse and Fidelity), will receive the next business day’s NAV.  The Fund will not allow, with its knowledge, and with the exceptions noted in the previous sentence, illegal “late trading” of its shares.  Although the Fund will use its best efforts to prevent illegal “late trading” of its shares, there can be no assurance that it will always be successful.

Receipt of Orders

Shares may only be purchased on days the Fund is open for business.  The Fund may authorize one or more broker/dealers to accept, on its behalf, purchase and redemption orders that are in good order.  In addition, these broker/dealers may designate other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund reserves the right to refuse purchase orders for any reason, including when it believes that such order reflects an effort by the purchaser to “market time” the Fund.  Although the Fund will use their best efforts to prevent “market timing” of Fund shares, there can be no assurance that they will always be successful.

Methods of Buying

	TO OPEN AN ACCOUNT	TO ADD TO AN EXISTING ACCOUNT
By Telephone	You may not use telephone transactions for your initial purchase of Fund shares.

If you have elected “Telephone Privileges” by completing the applicable section of the Account Application Form, call the Fund (toll-free) at 1-888-800-ROGE to place your order.  You will then be able to move money from your bank account to your Fund account upon request.  Only bank accounts held at domestic institution that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase is $100.

By Mail

Make your check payable to “Rogé Select Opportunities Fund.” Forward the check and you application to the address below.  No third party checks will be accepted.  If your check is returned for any reason, a $25 fee will be assessed against your account.

By Regular Mail/Overnight Delivery

Roge Select Opportunities Fund

c/o Gemini Fund Service, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Fund does not accept cash, money orders, third party checks, credit card checks, traveler's checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

Fill out the investment stub from an account statement, or indicate the Fund name and account number on your check.  Make your check payable to “Rogé Select Opportunities Fund.” Forward the check and stub to the address below:

By Regular Mail/Overnight Delivery

Roge Select Opportunities Fund

c/o Gemini Fund Service, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

NOTE:  The Fund does not accept cash, money orders, third party checks, credit card checks, traveler's checks, starter checks, checks drawn on non-U.S. banks outside the U.S. or other checks deemed to be high risk.  The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Wire

Forward your application to “Rogé Select Opportunities Fund” at the address below.  Call (toll-free) 1-888-800-ROGE to obtain an account number.  Wire funds using the instructions to the right.

By Regular Mail/Overnight Delivery Roge Select Opportunities Fund

c/o Gemini Fund Service, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Notify the Fund of an incoming wire by calling (toll-free) 1-888-800-ROGE.  Use the following instructions:

First National Bank of Omaha

Omaha, NE 68102

ABA #104000016

Credit:  Roge Select Opportunities Fund

DDA #110143077

FBO:   Roge Select Opportunities Fund

            (name/title on the account)

            (account #)

Neither the Fund nor its agents are responsible for the consequences of delays resulting from the banking system or from incomplete wiring instructions.

Automatic Investment Plan

Open a Fund account with one of the other methods.  If by mail, be sure to include you checking account number on the appropriate section of your application and enclose a voided check with your initial purchase application.

If you did not set up an Automatic Investment Plan with your original application, call the Fund (toll-free) at

1-888-800-ROGE.  Additional investments (minimum of $100) will be taken from your checking account automatically monthly or quarterly.

Through Your Financial Intermediary	You may contact you financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be process the same day.	You may contact your financial consultant to purchase shares. Your financial consultant can tell you the time by which you must submit your order to be processed the same day.
By Internet	You may not open an account through the Fund’s website www.rogepartnersfunds.com

You can purchase shares in an existing account through the Fund’s website www.rogepartnersfunds.com.To establish internet transaction privileges, you must enroll through the website. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on the New Account Application or the IRA Application.

If you invest through a third party (rather than directly with the Adviser), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Third parties may receive payments from the Adviser in connection with their offering of Fund shares to their customers, or for other services.  The receipt of such payments could create an incentive for the third party to offer the Fund instead of other mutual funds where such payments are not received.  Please consult a representative of your plan or financial institution for further information.

Selling Shares

You have the right to sell (“redeem”) all or any part of your shares subject to certain restrictions, as set forth in the table and sections below.  Selling your shares in the Fund is referred to as a “redemption” because the Fund buys back its shares.  We will redeem your shares at the net asset value next computed following receipt of your redemption request in good order.  See “Payment of Redemption Proceeds” for further information.

To Sell Some or All of Your Shares
By Telephone	Call the Fund (toll-free) at 1-888-800-ROGE to place the order. (Note: For security reasons, requests by telephone will be recorded.)
By Mail

Send a letter instructing the Fund to redeem the dollar amount or number of shares you wish.  The letter should contain the Fund’s name, the account number and the number of shares or the dollar amount of shares to be redeemed.  Be sure to have all shareholders sign the letter.  For IRA accounts, requests submitted without an election regarding tax withholding will be subject to tax withholding.  See “Medallion Signature Guarantees” below.

By Wire	Call the Fund (toll-free) at 1-888-800-ROGE to request the amount of money you want. Be sure to have all necessary information from your bank. Your bank may charge a fee to receive wired funds.
By Systematic Withdrawal Plan

The Fund offer shareholders a Systematic Withdrawal Plan.  Call the Fund (toll-free) at 1-888-800-ROGE to obtain information on how to arrange for regular monthly or quarterly fixed withdrawal payments.  The minimum payment you may receive is $100 per period.  Note that this plan my deplete your investment and affect your income or yield.

Through Your Financial Intermediary	Consult your account agreement for information on redeeming shares.
By Internet

You may redeem your shares through the Fund’s website: www.rogepartnersfunds.com. Shares from an account in any of the Fund’s tax sheltered retirement plans cannot be redeemed through the Fund’s web site. For complete information regarding Internet transactions, please see the following section entitled “Transactions Through www.rogepartnersfunds.com.”

Transactions Through www.rogepartnersfunds.com

You are not able to open an account through the web site. You may make additional purchases and redeem Fund shares through the Fund’s website www.rogepartnersfunds.com.

To establish Internet transaction privileges you must enroll through the website. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application.  You will be required to enter into a user’s agreement through the website in order to enroll in these privileges.  In order to conduct Internet transactions, you must have telephone transaction privileges.  To purchase shares through the web site you must also have ACH instructions on your account.

Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s web site.  The Fund imposes a limit of $50,000 on purchase and redemption transactions through the web site.  Transactions through the web site are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties.  While the Fund and its service providers have established certain security procedures, the Fund, its distributor and Transfer Agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium.  There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing or redeeming shares by another method.  Neither the Fund nor its Transfer Agent, distributor or Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

Payment of Redemption Proceeds

You may request redemption of your shares at any time.  Your shares will be redeemed at the next NAV per share calculated after the Fund or its agents receive your order in good order.  “Good order” means your letter of instruction includes:

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The name of the Fund

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The number of shares or the dollar amount of shares to be redeemed

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Signatures of all registered shareholders exactly as the shares are registered

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The account number

Normally, redemptions will be processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.  You may receive the proceeds in one of three ways:

1. We can mail a check to your account’s address.  Normally, you will receive your proceeds within seven days after the Fund receives your request in good order, however your request may take up to seven days to be processed if making immediate payment would adversely affect the Fund. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

2. We can transmit the proceeds by Electronic Funds Transfer (“EFT”) to a properly pre-authorized bank account.  The proceeds usually will arrive at your bank two banking days after we process your redemption.

3. For a $10 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account.  The proceeds usually will arrive at your bank the first banking day after we process your redemption.

Before selling recently purchased shares, please note that if the Fund’s transfer agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 calendar days from the purchase date.  This procedure is intended to protect the Fund and its shareholders from loss.

The Fund’s transfer agent will send redemption proceeds by wire or EFT only to the bank and account designated on the account application or in written instructions (with signatures guaranteed) subsequently received by the Transfer Agent, and only if the bank is a member of the Federal Reserve System.  If the dollar or share amount requested to be redeemed is greater than the current value of your account, your entire account balance will be redeemed.  If you choose to redeem your account in full, any Automatic Investment Plan currently in effect for the account will be terminated unless you indicate otherwise in writing and any Systematic Withdrawal Plan will be terminated.

Medallion Signature Guarantees

A medallion signature guarantee of each owner is required to redeem shares in the following situations:

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If you change ownership on your account

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When you want the redemption proceeds sent to a different address than that registered on the account

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If the proceeds are to be made payable to someone other than the account’s owner(s)

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Any redemption transmitted by federal wire transfer to a bank other than your bank of record

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If a change of address request has been received by the Transfer Agent within the last 15 days

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For all redemptions of $50,000 or more from any shareholder account

A medallion signature guarantee assures that a signature is genuine.  The medallion signature guarantee protects shareholders from unauthorized account transfers.  The following institutions may guarantee signatures: banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of national securities exchanges.  Call your financial institution to see if they have the ability to guarantee a signature.  A medallion signature guarantee cannot be provided by a notary public.

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust and institutional accounts, and executors, administrators and guardians, require documents in addition to those described above evidencing the authority of the officers, trustees or others.  In order to avoid delays in processing redemption requests for these accounts, you should call the Funds (toll-free) at 1-888-800-ROGE before making the redemption request to determine what additional documents are required.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required.  To avoid delays in processing these requests, you should call the Funds (toll-free) at 1-888-800-ROGE before making your request to determine what additional documents are required.

General Transaction Policies

The Fund reserves the right to:

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Change the minimum investment requirement.

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Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

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Reject or cancel any purchase or exchange request (but not a redemption request in good order) for any reason.  Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor’s history of excessive trading).

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Redeem all shares in your account if your balance falls below the Fund’s minimum.  If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

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Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

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Modify or terminate the Automatic Investment and Systematic Withdrawal Plans at any time.

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Modify or terminate the exchange privilege after 60 days written notice to shareholders.

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Make a “redemption in kind” (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets. In such cases, you may incur brokerage costs in converting these securities to cash.

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Reject any purchase, redemption or exchange request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, neither the Fund nor the Fund’s transfer agent will be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor and you will be required to bear the risk of any such loss.  The Fund’s transfer agent shall employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund or the Fund’s transfer agent does not employ these procedures, the fund may be liable to you for losses due to unauthorized or fraudulent instructions.  The Fund’s transfer agent may request personalized security codes or other information, and may also record calls.  You should verify the accuracy of your confirmation statements upon receipt and notify the Fund’s transfer agent immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call the Fund (toll-free) at 1-888-800-ROGE for instructions.

The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If you place an order to buy shares and your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the Fund or the Fund’s transfer agent has incurred.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the request to the Fund at the address listed under “Methods of Buying.”

In an effort to minimize costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at 1-888-800-ROGE to request individual copies of these documents.  The Fund will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this prospectus.  Contact your broker/dealer or other financial organization for details.

Distribution of Fund Shares

Distributor

Aquarius Fund Distributors, LLC (“AFD”) serves as distributor of the fund’s shares. AFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.  Shares of the Fund are offered on a continuous basis.

Distributions

As a shareholder, you are entitled to your share of the Fund’s net income and capital gains on its investments.  The Fund passes substantially all of its earnings along to its investors as distributions.  When the Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a dividend.  The Fund realizes capital gains when it sells securities for a higher price than it paid.  When net long-term capital gains are distributed to shareholders, it is called a capital gain distribution.  Net short-term capital gains are considered ordinary income and are included in dividends.

Long-term vs. Short-term capital gains:

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Long-term capital gains are realized on securities held for more than one year and are part of your capital gain distribution.

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Short-term capital gains are realized on securities held less than one year and are part of your dividends.

The Fund distributes dividends and capital gains annually, if any.  These distributions will typically be declared in November or December and paid in November or December.  The IRS requires you to report these amounts on your income tax return for the year declared.

You will receive distributions from the Fund in additional shares of the Fund unless you choose to receive your distributions in cash.  If you wish to change the way in which you receive distributions, you should call 1-888-800-ROGE for instructions.

If you have elected to receive distributions in cash, and the postal or other deliver service returns you check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncased checks.

Federal Tax Considerations

Your investment will have tax consequences that you should consider.  Some of the more common federal tax consequences are described here but you should consult your tax consultant about your particular situation.  Although it is not an investment objective, the Fund’s Adviser will attempt to take into account the tax consequences of its investment decisions.  However, there may be occasions when the Adviser’s investment decisions will result in a negative tax consequence for the Fund’s shareholders.

Taxes on Distributions

You will generally be subject to federal income tax and possibly state taxes on all Fund distributions.  Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund.  The rate of tax will depend on how long the Fund held the securities on which it realized the gains.  Distributions that are derived from net long-term capital gains will generally be taxed as long-term capital gains.  All other distributions, including short-term capital gains, will be taxed as ordinary income.  The Fund sends detailed tax information to its shareholders about the amount and type of distributions by January 31st for the prior calendar year.

Avoid “Buying a Dividend”

If you buy shares when a fund has realized, but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Backup Withholding

By law, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

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Provide your correct social security or taxpayer identification number,

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Certify that this number is correct

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Certify that you are not subject to backup withholding, and

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Certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Privacy Policy

Privacy Statement

The Fund recognizes and respects the privacy of our investors and their expectations for confidentiality.  The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible.  This information comes from the following sources:

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Account applications and other required forms,

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Written, oral electronic or telephonic communications and

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Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account.  We required that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of our customers.

This Privacy Statement does not constitute part of the Prospectus.

For More Information

You may obtain the following and other information regarding the Fund free of charge:

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Fund, including policies and procedures relating to the disclosure of the Fund’s portfolio holdings. A current SAI, dated July 31, 2007, has been filed with the SEC and is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The annual and semi-annual reports for the Fund provides the most recent financial reports and a discussion of portfolio holdings.  The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year.

To receive any of these documents or additional copies of the Fund’s Prospectus or to request additional information about the Funds, please contact us.

By Telephone:

1-888-800-ROGE

By Mail:

Roge Select Opportunities Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

You may find additional information about the Fund at www.rogepartnersfunds.com.

Through the SEC:

You may review and obtain copies of Fund information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Other Service Providers

Investment Adviser R.W. Rogé & Company, Inc 630 Johnson Ave., Suite 103 Bohemia, NY 11716	Administrator Gemini Fund Services, LLC 450 Wireless Boulevard Hauppauge, NY 11788	Distributor Aquarius Fund Distributors, LLC 4020 S. 147th Avenue Omaha, NE 68137
Transfer Agent Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137	Custodian First National Bank of Omaha 1620 Dodge Street Omaha, NE 68197	Fund Counsel Blank Rome LLP The Chrysler Building 405 Lexington Avenue New York, NY 10174

Investment Company Act File Number 811-21571